Share capital	12 Months Ended
Dec. 31, 2015
Stockholders Equity Note [Abstract]
Capital stock

13 – Share capital

Authorized capital stock

The authorized capital stock of the Company is as follows:

  Unlimited number of Common Shares, without par value
  Unlimited number of Class A Preferred Shares, without par value, issuable in series
  Unlimited number of Class B Preferred Shares, without par value, issuable in series

Common shares

In millions	December 31,	2015	2014	2013
Issued common shares		788.6	809.4	830.6
Common shares in Share Trusts		(1.4)	-	-
Outstanding common shares		787.2	809.4	830.6

Share purchases

Share repurchase programs

The Company may repurchase shares pursuant to a normal course issuer bid (NCIB) at prevailing market prices plus brokerage fees, or such other prices as may be permitted by the Toronto Stock Exchange. Under its current NCIB, the Company may repurchase up to 33.0 million common shares between October 30, 2015 and October 29, 2016. As at December 31, 2015, the Company repurchased 5.8 million common shares under its current program.

The following table provides the information related to the share repurchase programs for the years ended December 31, 2015, 2014 and 2013:

In millions, except per share data	Year ended December 31,	2015	2014	2013
Number of common shares repurchased (1)		23.3	22.4	27.6
Weighted-average price per share (2)		$75.20	$67.38	$50.65
Amount of repurchase (3)		$1,750	$1,505	$1,400

(1)	Includes common shares repurchased in the first, third and fourth quarters of 2015, and the first and fourth quarters of 2014 and 2013 pursuant to private agreements between the Company and arm’s-length third-party sellers.
(2) Includes brokerage fees.
(3)	The 2015 common share repurchases include settlements in the subsequent period.

Share purchases by Share Trusts

In 2014, the Company established Share Trusts to purchase common shares on the open market, which will be used to deliver common shares under the Share Units Plan (see Note 14 – Stock-based compensation). Shares purchased by the Share Trusts are retained until the Company instructs the trustee to transfer shares to participants of the Share Units Plan. Common shares purchased by the Share Trusts are accounted for as treasury stock. The Share Trusts may sell shares on the open market to facilitate the remittance of the Company’s employee tax withholding obligations. In 2016, the Share Trusts could purchase up to 1.2 million common shares on the open market in anticipation of future settlements of equity settled PSU awards.

For the year ended December 31, 2015, the Share Trusts purchased 1.4 million common shares for $100 million at a weighted-average price per share of $73.31, including brokerage fees.

Additional paid-in capital

Additional paid-in capital includes the stock-based compensation expense on equity settled awards; the excess tax benefits on stock-based compensation; and other items relating to equity settled awards. It also includes the impact of the modification of certain cash settled awards to equity settled awards, which represents the fair value of cash settled stock-based compensation awards modified in 2014 to settle in common shares of the Company and consists of $132 million, $60 million and $17 million related DSUs, PSUs and other plans, respectively (see Note 14 – Stock-based compensation). Upon the exercise or settlement of equity settled awards, the stock-based compensation expense related to those awards is reclassified from Additional paid-in capital to Common shares. The Company reclassified prior year balances from Common shares to Additional paid-in capital in the Consolidated Statement of Shareholders’ Equity to conform with the 2015 presentation.